UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

 (Address of principal executive offices)

(Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

With copy to:

Leslie Cruz, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant's telephone number, including area code: (800) 746-33212

Date of fiscal year end: April 30

Date of reporting period: October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Croft Value Fund

&

Croft Income Fund

SEMI-ANNUAL REPORT

October 31, 2011

(Unaudited)

CROFT VALUE FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2011 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

CROFT INCOME FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2011 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment grade as a percentage of the portfolio of investments.

* Investment Grade are those considered by Moody to be Baa3 or higher or by Standard and Poor to be BBB- or higher.

	Croft Value Fund
	Schedule of Investments
	October 31, 2011 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 96.98%

Agricultural - 2.92%
50,904	Monsanto Co.	$ 3,703,266
64,801	The Mosaic Co.	3,794,747
49,399	Potash Corp. of Saskatchewan, Inc.	2,338,055
		9,836,068
Banks, S&L's and Brokers - 2.19%
153,430	Citigroup, Inc.	4,846,854
368,416	Bank of America Corp.	2,516,281
		7,363,135
Building & Construction - 2.59%
209,038	Foster Wheeler Ltd. *	4,456,690
55,580	Jacobs Engineering Group, Inc. *	2,156,504
127,284	Lennar Corp. Class A	2,105,277
		8,718,471
Capital Equipment - 5.86%
56,516	Caterpillar, Inc.	5,338,501
73,817	Deere & Co.	5,602,710
37,887	Flowserve Corp.	3,511,746
67,961	United Technologies Corp.	5,299,599
		19,752,556
Chemicals - 1.23%
86,385	E.I. du Pont de Nemours & Co.	4,152,527

Consumer Non-Durables - 5.64%
106,130	International Paper Co.	2,939,801
124,231	Philip Morris International, Inc.	8,680,020
115,291	Procter & Gamble Co.	7,377,471
		18,997,292
Financial Services - 3.43%
366,900	Invesco Ltd. ADR	7,363,683
78,023	PNC Financial Services Group	4,190,615
		11,554,298
Forest Products - 3.20%
62,663	Plum Creek Timber Co., Inc.	2,359,889
469,022	Weyerhaeuser Co.	8,433,016
		10,792,905
Healthcare - 4.21%
46,829	Baxter International, Inc.	2,574,658
47,698	Edwards Lifesciences Corp. *	3,597,383
93,954	Genomic Health, Inc. *	2,010,616
72,673	Stryker Corp.	3,481,763
52,354	Unitedhealth Group, Inc.	2,512,468
		14,176,888
Industrial Goods - 2.64%
210,124	ABB Ltd. ADR	3,952,433
57,698	Valmont Industries, Inc.	4,947,604
		8,900,037
Insurance Agents & Brokers - 1.24%
136,750	Marsh & McLennan Companies, Inc.	4,187,285

International Oil & Gas - 2.82%
158,554	BNK Petroleum, Inc. *	326,654
192,949	Gran Tierra Energy, Inc. *	1,173,130
172,546	Petrominerales Ltd.	4,538,414
116,705	Progress Energy Resources Corp.	1,646,872
25,504	Royal Dutch Shell Plc. ADR Class A	1,808,489
		9,493,559
Life Insurance - 3.53%
166,987	MetLife, Inc. *	5,871,263
111,003	Prudential Financial, Inc. *	6,016,363
		11,887,626
Media & Entertainment - 2.19%
67,708	Arbitron, Inc.	2,690,039
68,708	DTS, Inc. *	1,930,008
55,448	Rovi Corp. *	2,746,894
		7,366,941
Metals & Mining - 3.41%
105,160	Cloud Peak Energy, Inc. *	2,413,422
132,254	Freeport McMoran Copper & Gold, Inc.	5,324,546
237,850	Quadra Mining Ltd. *	2,735,549
139,888	Thompson Creek Metals Co., Inc. *	997,402
		11,470,919
Multi-Industry - 7.23%
304,366	General Electric Co.	5,085,956
114,541	Honeywell International, Inc.	6,001,948
114,961	ITT Corp.	5,242,222
176,439	Tyco International, Inc.	8,036,797
		24,366,923
Natural Gas - 5.21%
34,319	Petroleum Development Corp. *	896,069
32,000	QEP Resources, Inc.	1,137,600
336,715	Sandridge Energy, Inc. *	2,579,237
112,410	Southwestern Energy Co. *	4,725,716
81,545	Ultra Petroleum Corp. *	2,598,024
186,442	Williams Companies, Inc.	5,613,767
		17,550,413
Oil - 4.33%
162,495	Brigham Exploration Co. *	5,917,255
43,999	Crescent Point Energy Corp.	1,873,225
126,997	Geo Resources, Inc. *	3,370,500
249,179	Petrobank Energy & Resources Ltd. *	2,235,359
320,075	Petrofrontier Corp. *	640,214
55,239	Venoco, Inc. *	538,028
		14,574,581
Pharmaceuticals - 6.42%
105,680	Johnson & Johnson	6,804,735
178,048	Merck & Co., Inc.	6,142,656
341,744	Pfizer, Inc.	6,581,990
63,174	Pharmaceutical Product Development, Inc.	2,084,110
		21,613,491
Precious Metals - 3.96%
143,638	Allied Nevada Gold Corp. *	5,455,371
102,331	Chesapeake Gold Corp. *	1,387,747
165,234	First Majestic Silver Corp. *	2,810,630
246,863	Yamana Gold, Inc.	3,695,539
		13,349,287
Property & Casualty Insurance - 4.00%
151,674	Allstate Corp.	3,995,093
131,527	Ace Ltd.	9,489,673
		13,484,766
Retail Stores - 2.60%
31,635	Advance Auto Parts, Inc.	2,058,489
318,822	Lowes Companies, Inc.	6,701,638
		8,760,127
Specialty Chemicals - 4.29%
44,973	3M Co.	3,553,767
50,518	Albemarle Corp.	2,692,104
104,181	FMC Corp.	8,218,839
		14,464,710
Technology - 4.81%
113,076	Altera Corp.	4,287,842
6,215	Apple Computer, Inc. *	2,515,708
152,441	Applied Materials, Inc.	1,878,073
165,653	Corning, Inc.	2,367,181
77,550	Power Integrations, Inc.	2,763,107
58,708	Trimble Navigation Ltd. *	2,372,390
		16,184,301
Telecommunications - 3.85%
157,636	General Cable Corp. *	4,420,114
63,829	Qualcomm Inc.	3,293,576
70,619	Centurylink, Inc.	2,490,026
82,084	Adtran, Inc.	2,758,022
		12,961,738
Transportation - 1.65%
75,237	Norfolk Southern Corp.	5,566,786

Utilities - 1.53%
57,386	NextEra Energy, Inc.	3,236,570
45,032	PG&E Corp.	1,931,873
		5,168,443

TOTAL FOR COMMON STOCKS (Cost $313,913,965) - 96.98%		$ 326,696,073

SHORT TERM INVESTMENTS - 3.11%
10,475,775	AIM Short-term Investment Company Prime Portfolio 0.02% **	10,475,775

TOTAL FOR SHORT TERM INVESTMENTS (Cost $10,475,775) - 3.11%		$ 10,475,775

TOTAL INVESTMENTS (Cost $324,389,740) - 100.09%		$ 337,171,848

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09)%		(297,927)

NET ASSETS - 100.00%		$ 336,873,921

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2011.
The accompanying notes are an integral part of these financial statements.

	Croft Income Fund
	Schedule of Investments
	October 31, 2011 (Unaudited)

Shares/Principal		Fair Value

CLOSED END MUTUAL FUNDS - 2.12%

Taxable Bond Funds - 2.12%
6,200	Alliance Bernstein Global High Income Fund *	$ 90,706
9,600	Templeton Emerging Markets Income Fund *	152,467
4,500	Western Asset Worldwide Income Fund *	62,415
		305,588

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 2.12%		$ 305,588

CORPORATE BONDS - 68.92%

Building Materials & Housing - 0.89%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	127,425

Business Equipment - 4.61%
182,000	Hewlett-Packard Co., 5.5%, 3/1/18	207,419
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	49,593
100,000	IBM Corp., 5.7%, 9/14/17	121,237
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	162,466
105,000	United Technology Corp., 5.375%, 12/15/17	122,280
		662,995
Business Services - 1.20%
145,000	United Parcel Services, 5.5%, 1/15/18	172,355

Cable TV & Cellular Telephone - 0.77%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	110,947

Capital Goods - 1.75%
150,000	Caterpillar, Inc., 7.00%, 12/15/13	169,065
75,000	General Dynamics Corp., 5.25%, 2/1/14	82,644
		251,709
Chemicals - 3.86%
75,000	Agrium, Inc. Debentures (Yankee), 7.8%, 2/1/27	96,916
150,000	Dupont EI De Nemours, 6.00% 7/15/18	183,491
30,000	IMC Global, Inc. Senior Debentures, 9.45%, 12/15/11	30,198
220,000	Lyondell Chemical Co., 11.00%, 5/1/18	245,025
		555,630
Electric & Gas Utilities - 4.30%
125,000	American Electric Power Corp., 5.25%, 6/1/15	137,097
100,000	Dominion Resources, Inc., 6.25%, 6/30/12	103,393
160,000	Duke Energy Corp., 6.30%, 2/1/14	177,007
185,000	Exelon Corp., 4.90%, 6/15/15	201,529
		619,026
Electronic Instruments and Controls - 0.75%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	44,029
60,000	Arrow Electronics, Inc. Debentures, 7.50%, 1/15/27	64,044
		108,073
Energy and Energy Services - 8.92%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	135,234
100,000	Baker Hughes, Inc., 7.5%, 11/15/18	131,121
100,000	BP Capital Markets Plc, 3.125, 10/1/2015	104,714
30,000	Conocophillips Corp., 4.75%, 2/1/14	32,692
100,000	Conocophillips Corp., 5.2%, 5/15/18	115,691
65,000	Global Marine, Inc., 7.00%, 6/1/28	67,786
100,000	Shell International Finance BV, 4.00%, 3/21/14	108,090
185,000	Sunoco, Inc., 4.875%, 10/15/14	185,035
150,000	Tesoro Corp., 6.625%, 11/1/15	152,437
60,000	Tosco Corp., 7.8%, 1/1/27	83,531
105,000	Weatherford International, Inc., 5.95%, 6/15/12	107,709
60,000	Weatherford International, Inc., 6.625%, 11/15/11	60,095
		1,284,135
Financial Services - 11.04%
145,000	Allstate Corp., 6.2%, 5/16/14	163,300
130,000	American Express Credit Co., 5.125%, 8/25/14	141,282
160,000	Berkshire Hathaway Financial Corp., 4.625%, 10/15/13	171,133
100,000	Charles Schwab Corp., 4.95%, 6/1/14	109,927
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27 (a)	73,112
150,000	Ford Motor Credit Co., LLC, 7.5%, 8/1/12	155,110
55,000	General Electric Capital Corp., 3.00%, 12/9/11	55,149
55,000	Goldman Sachs Group, 3.25%, 6/15/12	56,039
55,000	JP Morgan Chase & Co., 3.125%, 12/1/11	55,144
120,000	Marsh & McLennan Co., 5.75%, 9/15/15	133,587
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	140,732
70,000	Merrill Lynch & Co., 6.15%, 4/25/13	71,873
55,000	Wells Fargo & Co., 3.00%, 12/9/11	55,157
90,000	Wells Fargo & Co., 5.125%, 9/1/12	92,970
110,000	Wells Fargo & Co., 4.375%, 1/31/13	114,398
		1,588,913
Food & Drug Producers - 4.44%
100,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	117,744
70,000	Bunge, Ltd., 5.35%, 4/15/14	73,811
100,000	Glaxosmithkline PLC., 4.375%, 4/15/14	108,929
160,000	Pepsico, Inc., 7.9%, 11/1/18	213,610
110,000	Pfizer, Inc., 5.35%, 3/15/15	124,861
		638,955
Gas & Gas Transmission - 1.46%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28 (a)	102,480
100,000	Panhandle Eastern Pipeline., 6.05%, 8/15/2013	107,676
		210,156
Home Lawn & Garden Equipment - 0.80%
100,000	Toro Company Debentures, 7.8%, 6/15/27	114,967

Industrial Goods - 3.84%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	89,518
206,000	General Electric Co., 5.25%, 12/6/17	234,699
90,000	Honeywell International, Inc., 4.25%, 3/1/13	94,301
115,000	Johnson Controls, Inc., 7.7%, 3/1/15	134,876
		553,394
Life Insurance - 1.45%
40,000	Prudential Financial, Inc., 3.625%, 9/17/12	40,888
160,000	Prudential Financial, Inc., 4.5%, 7/15/13	167,991
		208,879
Media & Entertainment - 3.59%
150,000	Liberty Media, Corp., 5.70%, 5/15/13	152,062
170,000	Time Warner, Inc. Debentures, 9.15%, 2/1/23	236,289
110,000	Washington Post Co., 7.25%, 2/1/19	127,960
		516,311
Metal & Mining - 4.36%
127,000	Arch Western Finance, 6.75%, 7/1/13	128,270
165,000	BHP Finance USA, 5.5%, 4/1/14	183,032
75,000	Freeport McMoran, 8.375%, 4/1/17	80,250
100,000	Nucor Corp., 5.75%, 12/1/17	117,233
125,000	U.S. Steel Corp., 7.00%, 2/1/18	118,438
		627,223
Miscellaneous Consumer Goods & Services - 1.29%
90,000	Brown-Forman Corp., 5.00%, 2/1/14	97,629
100,000	Tenneco Packaging, Inc. Debentures, 8.125%, 6/15/17	88,500
		186,129
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.89%
150,000	Albemarle Corp., 5.1%, 2/1/15	161,929
100,000	Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	110,136
		272,065
Printing & Publishing - 1.39%
165,000	News America Holdings, Inc. Senior Debentures, 7.75%, 2/1/24 (a)	199,804

Retail Stores - 1.58%
55,000	Albertson's Medium-Term, Inc. Notes, 6.52%, 4/10/28 (a)	40,700
70,000	Auto Zone, Inc., 6.95%, 6/15/16	82,430
90,000	Staples, Inc., 9.75%, 1/15/14	103,841
		226,971
Semi-Conductors & Related Devices - 0.72%
100,000	Texas Instruments, Inc., 2.375, 5/16/16	103,422

Telephones & Communications - 2.85%
186,000	AT&T Corp. Liberty Media, LLC., 8.25%, 2/1/30	179,490
75,000	AT&T Corp., 4.85%, 2/15/14	81,471
150,000	Anixter, Inc., 5.95%, 3/1/15	148,875
		409,836
Technology - 1.17%
145,000	Cisco Systems, Inc., 5.5%, 2/22/16	168,223

TOTAL FOR CORPORATE BONDS (Cost $8,942,778) - 68.92%		$ 9,917,543

CONVERTIBLE BONDS - 1.81%
150,000	General Cable Corp., 0.875%, 11/15/13	$ 141,937
130,000	General Cable Corp., 1.00%, 10/15/12	117,975
		259,912

TOTAL FOR CONVERTIBLE BONDS (Cost $255,442) - 1.81%		$ 259,912

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 2.79%
400,000	U.S. Treasury Notes, 0.875%, 1/31/2012	400,828

TOTAL FOR U.S. GOVERNMENT AGENCES AND OBLIGATIONS (Cost $400,074) - 2.79%		$ 400,828

MUNICIPAL BONDS - 0.80%
105,000	State of California Taxable Build Am, 5.45%, 4/1/15	115,499

TOTAL FOR MUNICIPAL BONDS (Cost $107,357) - 0.80%		$ 115,499

SHORT TERM INVESTMENTS - 23.47%
3,377,325	AIM Short-term Investment Company Prime Portfolio 0.02% **	3,377,325

TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,377,325) - 23.47%		$ 3,377,325

TOTAL INVESTMENTS (Cost $13,310,503) - 99.91%		$ 14,376,695

OTHER ASSETS LESS LIABILITIES - 0.09%		12,543

NET ASSETS - 100.00%		$ 14,389,238

(a) Level 2 Security
* Closed-end security
** Variable rate security; the coupon rate shown represents the yield at October 31, 2011.
The accompanying notes are an integral part of these financial statements.

Croft Funds Corporation
Statements of Assets and Liabilities
October 31, 2011 (Unaudited)

Assets:	Value Fund	Income Fund
Investments in Securities, at Fair Value
(Cost $324,389,740 and $13,310,503, respectively)	$ 337,171,848	$ 14,376,695
Dividends and Interest Receivable	322,481	149,401
Receivable for Fund Shares Sold	194,016	-
Prepaid Expenses	39,985	5,297
Total Assets	337,728,330	14,531,393
Liabilities:
Payables:
Accrued Management Fees	259,780	13,718
Distribution Fees Payable to the Advisor	69,090	3,069
Other Accrued Expenses	31,410	14,568
Distributions Payable	-	110,633
Fund Shares Redeemed	494,129	167
Total Liabilities	854,409	142,155
Net Assets	$ 336,873,921	$ 14,389,238

Net Assets Consist of:
Paid In Capital	$ 323,573,521	$ 13,972,988
Accumulated Undistributed Net Investment Income	1,558,542	27,561
Accumulated Realized Loss on Investments	(1,040,250)	(677,468)
Unrealized Appreciation in Value of Investments	12,782,108	1,066,157
Net Assets (30,000,000 shares authorized, $0.001 par value for the Croft
Funds Corporation, which includes the Value Fund and the
Income Fund), for 15,392,345 and 1,444,675 Shares Outstanding.	$ 336,873,921	$ 14,389,238

Net Asset Value and Offering Price Per Share	$ 21.89	$ 9.96

Short-term Redemption Price Per Share ($21.89 x 0.98 and $9.96 x 0.98) *	$ 21.45	$ 9.76

* The Funds will deduct a 2% redemption fee from redemption proceeds if you purchase shares and then redeem those shares within 30 days.

The accompanying notes are an integral part of these financial statements.

Croft Funds Corporation
Statements of Operations
For the six months ended October 31, 2011 (Unaudited)

	Value Fund	Income Fund
Investment Income:
Dividends (net of foreign witholding taxes of $21,270 and $0, respectively)	$ 3,012,707	$ 10,545
Interest	17,705	301,262
Total Investment Income	3,030,412	311,807

Expenses:
Advisory Fees	1,778,917	58,226
Distribution Fees	473,116	18,426
Transfer Agent and Fund Accounting Fees	51,200	16,713
Custody Fees	30,665	2,061
Registration Fees	20,276	7,076
Audit Fees	7,410	7,410
Insurance Fees	19,503	2,554
Legal Fees	14,733	1,246
Miscellaneous Fees	28,153	848
Printing and Mailing Fees	5,537	-
Director Fees	517	340
Total Expenses	2,430,027	114,900
Fees Waived by the Advisor	-	(33,826)
Net Expenses	2,430,027	81,074

Net Investment Income	600,385	230,733

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	2,973,403	21,449
Realized Capital Gains from Registered Investment Companies	215,544	-
Net Change in Unrealized Depreciation on Investments	(68,239,240)	(70,168)
Net Realized and Unrealized Loss on Investments	(65,050,293)	(48,719)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(64,449,908)	$ 182,014

The accompanying notes are an integral part of these financial statements.

Croft Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the Year
	Months Ended	Ended
	10/31/2011	4/30/2011
Increase/(Decrease) in Net Assets From Operations:
Net Investment Income	$ 600,385	$ 10,061,536
Net Realized Gain on Investments	3,188,947	7,231,847
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(68,239,240)	53,824,808
Net Increase/(Decrease) in Net Assets Resulting from Operations	(64,449,908)	71,118,191

Distributions to Shareholders from:
Net Investment Income	-	(9,103,379)
Net Change in Net Assets from Distributions	-	(9,103,379)

Capital Share Transactions:
Proceeds from Sale of Shares	41,363,494	133,235,553
Proceeds from Shares Issued from Transfers In-Kind	-	18,391
Shares Issued on Reinvestment of Dividends	-	9,045,176
Cost of Shares Redeemed	(78,854,425)	(78,786,485)
Net Increase/(Decrease) from Shareholder Activity	(37,490,931)	63,512,635

Net Assets:
Net Increase/(Decrease) in Net Assets	(101,940,839)	125,527,447
Beginning of Period	438,814,760	313,287,313
End of Period (Including Accumulated Undistributed Net
Investment Income of $1,558,542 and $958,157, respectively)	$ 336,873,921	$ 438,814,760

Share Transactions:
Shares Sold	1,838,522	6,007,075
Shares Issued from Transfers In-Kind	-	806
Shares Issued on Reinvestment of Dividends	-	387,706
Shares Redeemed	(3,576,193)	(3,589,730)
Net Increase/(Decrease) in Shares	(1,737,671)	2,805,857
Outstanding at Beginning of Period	17,130,016	14,324,159
Outstanding at End of Period	15,392,345	17,130,016

The accompanying notes are an integral part of these financial statements.

Croft Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the Year
	Months Ended	Ended
	10/31/2011	4/30/2011
Increase in Net Assets From Operations:
Net Investment Income	$ 230,733	$ 567,615
Net Realized Gain on Investments	21,449	118,678
Net Change in Unrealized Appreciation/(Depreaciation) on Investments	(70,168)	71,742
Net Increase in Net Assets Resulting from Operations	182,014	758,035

Distributions to Shareholders:
Net Investment Income	(230,066)	(566,274)
Net Change in Net Assets from Distributions	(230,066)	(566,274)

Capital Share Transactions:
Proceeds from Sale of Shares	1,153,879	1,707,993
Shares Issued on Reinvestment of Dividends	107,884	509,934
Cost of Shares Redeemed	(876,312)	(3,363,154)
Net Increase (Decrease) from Shareholder Activity	385,451	(1,145,227)

Net Assets:
Net Increase (Decrease) in Net Assets	337,399	(953,466)
Beginning of Period	14,051,839	15,005,305
End of Period (Including Accumulated Undistributed Net
Investment Income of $27,561 and $26,894, respectively)	$ 14,389,238	$ 14,051,839

Share Transactions:
Shares Sold	114,806	171,372
Shares Issued on Reinvestment of Dividends	10,745	51,066
Shares Redeemed	(87,255)	(336,260)
Net Increase (Decrease) in Shares	38,296	(113,822)
Outstanding at Beginning of Period	1,406,379	1,520,201
Outstanding at End of Period	1,444,675	1,406,379

The accompanying notes are an integral part of these financial statements.

Croft Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	10/31/2011		4/30/2011		4/30/2010		4/30/2009		4/30/2008	4/30/2007

Net Asset Value, at Beginning of Period	$ 25.62		$ 21.87		$ 15.35		$ 25.17		$ 24.27	$ 21.94

Income (Loss) From Investment Operations:
Net Investment Income *	0.04		0.64		-	**	0.06		0.08	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	(3.77)		3.69		6.54		(9.72)		1.72	3.27
Total from Investment Operations	(3.73)		4.33		6.54		(9.66)		1.80	3.40

Distributions:
Net Investment Income	-		(0.58)		(0.02)		(0.06)		(0.08)	(0.11)
Realized Gains	-		-		-		(0.10)		(0.82)	(0.96)
Total from Distributions	-		(0.58)		(0.02)		(0.16)		(0.90)	(1.07)

Proceeds from Redemption Fees	-	**	-	**	-	**	-	**	-	-

Net Asset Value, at End of Period	$ 21.89		$ 25.62		$ 21.87		$ 15.35		$ 25.17	$ 24.27

Total Return ***	(14.56)%		20.04%		42.63%		(38.35)%		7.28%	15.86%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 336,874		$ 438,815		$ 313,287		$ 69,417		$ 61,381	$ 21,969
Before Waivers
Ratio of Expenses to Average Net Assets	1.29%	†	1.28%		1.32%		1.46%		1.57%	1.66%
Ratio of Net Investment Income to Average Net Assets	0.32%	†	2.88%		0.02%		0.33%		0.22%	0.43%
After Waivers
Ratio of Expenses to Average Net Assets	1.29%	†	1.28%		1.32%		1.46%		1.48%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.32%	†	2.88%		0.02%		0.33%		0.31%	0.59%
Portfolio Turnover	15.44%		19.97%		10.72%		15.49%		24.20%	19.46%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
† Annualized
The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2011 (UNAUDITED)

Note 1. Organization

The Croft Value Fund (the “Value Fund”) and the Croft Income Fund (the “Income Fund” and together with the Value Fund, the “Funds”) were organized as managed portfolios of the Croft Funds Corporation (the “Corporation”) under the laws of the State of Maryland pursuant to Articles of Incorporation dated July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (“the Act”), as diversified, open-end investment companies. The Funds commenced operations on May 4, 1995. The Value Fund’s investment objective is growth of capital.  It invests primarily in common stocks of companies believed by Croft-Leominster, Inc. (the “Advisor”) to be undervalued and have good prospects for capital appreciation.  The Income Fund’s investment objective is to achieve a high level of current income with moderate risk to principal. The Advisor seeks to achieve this by investing primarily in a diversified portfolio of U.S. traded investment grade fixed-income securities.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required. Federal income tax loss carryforwards generated in prior years will be used to offset a portion of current year’s net realized gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended October 31, 2011, management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. As of and during the six months ended October 31, 2011, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds record security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.  Expenses incurred by the Corporation that do not relate to a specific fund of the Corporation are allocated pro-rata to the funds based on the total number of funds in the Corporation at the time the expense was incurred or by another appropriate method.

Note 3. Security Valuations – As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors and are categorized as Level 3.

Money market mutual funds, are generally priced at the ending NAV provided by service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

Fixed income securities - Fixed income securities such as corporate bonds, municipal bonds, convertible bonds and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.  These securities will be categorized as Level 3 securities.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized as Level 2.

The following table summarizes the inputs used to value the Value Fund’s investments measured at fair value as of October 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$326,696,073	$0	$0	$326,696,073
Short-Term Investments	10,475,775	0	0	10,475,775
Total	$337,171,848	$0	$0	$337,171,848

The following table summarizes the inputs used to value the Income Fund’s investments measured at fair value as of October 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Closed End Mutual Funds	$ 305,588	$0	$0	$ 305,588
Corporate Bonds	9,501,447	416,096	0	9,917,543
Municipal Bonds	115,499	0	0	115,499
Convertible Bonds	259,912	0	0	259,912
U.S. Government Agencies & Obligations	400,828	0	0	400,828
Short-Term Investments	3,377,325	0	0	3,377,325
Total	$13,960,599	$416,096	$0	$14,376,695

Neither Fund held any Level 3 assets during the six months ended October 31, 2011. For more detail on the investments, please refer to the Schedules of Investments. The Funds did not hold any derivative instruments at any time during the six months ended October 31, 2011.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain the Advisor as their investment advisor.  Under the terms of the management agreement, subject to such policies as the Board of Directors of the Corporation may determine, the Advisor, at its expense, will continuously furnish an investment program for the Funds, will make investment decisions on behalf of the Funds, and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions. Pursuant to the management agreement and subject to the general oversight of the Board of Directors, the Advisor also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds.  For the Advisor’s services, the Funds pay a fee, computed daily and payable monthly at the annual rate of 0.94% of the Value Fund’s average daily net assets and at the annual rate of 0.79% of the Income Fund’s average daily net assets.

For the six months ended October 31, 2011, the Advisor earned fees from the Value Fund of $1,778,917. Through August 30, 2011, the Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund to limit the overall expense ratio to 1.47% (excluding brokerage commissions, underlying fund fees and expenses and extraordinary expenses) of the Value Fund’s average net assets. The Advisor was not required to waive or reimburse fees for the six months ended October 31, 2011.  At October 31, 2011, the Value Fund owed the Advisor $259,780.

For the six months ended October 31, 2011, the Advisor earned fees from the Income Fund of $58,226 before the waiver/reimbursement described below.  Through August 30, 2012, the Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Income Fund to limit the overall expense ratio to 1.10% (excluding brokerage commissions, underlying fund fees and expenses and extraordinary expenses) of the Income Fund’s average net assets.  The Advisor waived fees in the amount of $33,826 for the six months ended October 31, 2011. At October 31, 2011, the Income Fund owed the Advisor $13,718.

Pursuant to a plan of distribution, the Funds may pay a distribution fee of up to 0.25% of the average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  For the six months ended October 31, 2011, the Value Fund and the Income Fund incurred distribution fees of $473,116 and $18,426, respectively. At October 31, 2011, the Value Fund and Income Fund owed the Advisor $69,090 and $3,069, respectively.

Directors and certain officers of the Corporation are also officers and owners of the Advisor. Each “non-interested” Director is entitled to receive an annual fee of $5,000 plus expenses for services related to the Corporation. The expense is allocated equally between the Funds.

Note 5. Capital Share Transactions

At October 31, 2011, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Croft Funds Corporation (which includes the Value Fund and the Income Fund), and paid in capital amounted to $323,573,521 for the Value Fund and $13,972,988 for the Income Fund.

Note 6. Investments

Value Fund

For the six months ended October 31, 2011, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $37,895,343 and $46,984,117, respectively. For the six months ended April 30, 2011, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $18,104,063 and $21,065,469, respectively. For federal income tax purposes, as of October 31, 2011, the gross unrealized appreciation for all securities totaled $48,391,093 and the gross unrealized depreciation for all securities totaled $35,608,985, for a net unrealized appreciation of $12,782,108.  The aggregate cost of securities for federal income tax purposes at October 31, 2011, was $324,389,740.

Income Fund

For the six months ended October 31, 2011, the cost of purchases and the proceeds from the sales, other than U.S. Government securities and short-term securities, aggregated $399,477 and $1,146,431, respectively.  For the six months ended October 31, 2011, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $0 and $1,000,000, respectively.  For federal income tax purposes, as of October 31, 2011, the gross unrealized appreciation for all securities totaled $1,095,568 and the gross unrealized depreciation for all securities totaled $29,411, for a net unrealized appreciation of $1,066,157.  The aggregate cost of securities for federal income tax purposes at October 31, 2011, was $13,310,503.

Note 7. Distributions to Shareholders

Value Fund

The Value Fund makes distributions annually. During the six months ended October 31, 2011, no distributions were declared and paid from net investment income and capital gains.

The tax character of distributions paid during the six months ended October 31, 2011, and the fiscal year ended April 30, 2011 was as follows:

    For the six months ended            Fiscal year ended

Distributions paid from:                    10/31/2011                          4/30/2011

Ordinary Income                             $            0                         $9,103,379

                                                      $            0                         $9,103,379

As of the fiscal year ended April 30, 2011, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income                 $      958,157

Capital Loss Carryforward                            (4,200,261)

Unrealized Appreciation/(Depreciation)         80,992,412

                                                                 $77,750,308

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses from wash sales.

Income Fund

The Income Fund makes quarterly income distributions. During the six months ended October 31, 2011, distributions of $0.16 per share, or $230,065 in the aggregate, were declared and paid from net investment income.

The tax character of distributions paid during six months ended October 31, 2011 and the fiscal year ended April 30, 2011 was as follows:

   For the six months ended         Fiscal year ended

Distributions paid from:                 10/31/2011                       4/30/2011

Ordinary Income                            $230,065                         $566,274

                                                     $230,065                         $566,274

As of the fiscal year ended April 30, 2011, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income                 $         27,147

Capital Loss Carryforward                               (699,170)

Unrealized Appreciation/(Depreciation)            1,144,020

                                                               $       471,997

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the difference in original cost and fair value of securities at the time of conversion from a partnership to a regulated investment company on May 4, 1995.

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act.  As of October 31, 2011, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 81% of the voting securities of the Value Fund and may be deemed to control the Value Fund.  As of October 31, 2011, SEI Private Trust Company held in omnibus accounts for the benefit of others approximately 25% of the voting securities of the Income Fund and may be deemed to control the Income Fund.

Note 9. Capital Loss Carryforwards

As of the fiscal year ended April 30, 2011, the Income Fund had available for federal tax purposes an unused capital loss carryforward of $699,170, of which $23,451 expires in 2016, $134,133 expires in 2017 and $541,586 expires in 2018.  As of the last fiscal year ended April 30, 2011, the Value Fund had available for federal income tax purposes an unused capital loss carryforward of $4,200,261 which $4,200,261 expires in 2018.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

Note 10. Loan Agreement

Instead of or in addition to borrowing, the Fund may, from time to time, participate in a program offered by ReFlow, LLC. ReFlow operates an auction program (the “Auction Program”) through which it makes an alternative source of capital available to the Fund to satisfy some or all of its daily redemption requests. ReFlow makes the Auction Program available on an investment–blind basis, meaning that ReFlow stands ready to purchase and redeem shares of the Fund if the Fund submits a successful bid. ReFlow will provide money to the Fund if the Fund submits a successful bid in the auction by purchasing shares of the Fund. There is no assurance in participating in such a program either that the Fund will be successful during the Auction, or that ReFlow will have sufficient funds available to meet the Fund’s needs. The Fund’s Board of Trustees has approved the use of the ReFlow program in addition to or in lieu of borrowing.

The Fund’s participation in the Auction Program also is intended to facilitate portfolio management and minimize the need for the Fund to incur transaction costs. ReFlow is structured to redeem shares of the Fund when other investors are purchasing shares, which may occur during the redemption fee period. For that reason, the Fund, when participating in the Auction Program, will normally waive any redemption fee that otherwise would apply to shares redeemed by ReFlow.

Croft Funds Corporation
Expense Illustration
October 31, 2011 (Unaudited)

Expense Example

As a shareholder of the Croft Funds, you incur two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2011 through October 31, 2011.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2011	October 31, 2011	May 1,2011 to October 31,2011

Actual	$1,000.00	$854.41	$6.03
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.56

* Expenses are equal to the Value Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2011	October 31, 2011	May 1,2011 to October 31,2011

Actual	$1,000.00	$1,012.82	$5.58
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Income Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CROFT FUNDS CORPORATION

ADDITIONAL INFORMATION

OCTOBER 31, 2011 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 746-3322 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-746-3322.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-746-3322.

1-800-746-3322

                 This report is provided for the general information of the shareholders of the Croft Value Fund and Croft Income Fund. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft, CEO

*Kent Croft CEO

Date January 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Kent Croft, CEO

*Kent Croft CEO

Date January 6, 2012

By Phillip Vong, Treasurer

*Phillip Vong, Treasurer

Date January 6, 2012

* Print the name and title of each signing officer under his or her signature.